Current and deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Current and deferred income taxes
Schedule of reconciliation of income tax benefit (expense)

	2019	2018	2017
(Loss) income before income tax	(215,880)	131,899	271,459
Standard rate (i)	24.94%	26.01%	27.08%

Income tax benefit (expense) at standard rate	53,840	(34,307)	(73,511)
Difference in tax rate of subsidiaries outside Luxembourg	24,698	(11,227)	(19,912)
Special mining levy and special mining tax	(7,431)	(14,565)	(22,766)
Withholding tax on dividends paid by subsidiaries	(9,764)	—	(8,299)
Other permanent tax differences	(4,470)	19,176	18,294
Income tax benefit (expense)	56,873	(40,923)	(106,194)

Current	(46,382)	(71,787)	(125,691)
Deferred	103,255	30,864	19,497
Income tax benefit (expense)	56,873	(40,923)	(106,194)
(i)

On April 25, 2019 the Luxembourg Parliament approved the 2019 Budget Law, including a reduction of the corporate income tax rate from 26.01% to 24.94%, effective for year 2019. As NEXA’s tax credits on net operating losses resulting from its standalone activities do not meet the recognition criteria, no deferred tax assets are recognized. As a result, the change did not impact the consolidated income statement , consolidated balance sheet, or the consolidated statement of cash flows.

Schedule of analysis of deferred income tax assets and liabilities

	2019	2018
Tax credits on net operating losses	160,905	106,817
Uncertain income tax treatments - note 5(b)	(9,779)	—
Tax credits on temporary differences
Foreign exchange losses	31,027	50,766
Environmental liabilities	24,293	28,808
Asset retirement obligation	18,751	19,879
Tax, civil and labor provisions	6,962	9,389
Other provisions	7,933	6,443
Provision for obsolete and slow-moving inventory	5,734	5,308
Provision for employee benefits	7,270	5,409
Other	14,381	12,094

Tax debits on temporary differences
Capitalized interest	(28,505)	(11,725)
Depreciation, amortization and asset impairment	(247,552)	(328,834)
Other	(1,757)	(1,798)
	(10,337)	(97,444)

Deferred income tax assets	262,941	201,154
Deferred income tax liabilities	(273,278)	(298,598)
	(10,337)	(97,444)

Schedule of effects of deferred tax and taxes on profit or loss and other comprehensive income

	2019	2018	2017
Balance at beginning of the year	(97,444)	(100,418)	(107,304)
Effect on income for the year	103,255	30,864	19,497
Effect on other comprehensive income	453	(126)	(4,119)
Impact of the adoption of IFRIC 23	(10,070)	—	—
Foreign exchange gain	(6,531)	(27,764)	(8,492)
Balance at end of the year	(10,337)	(97,444)	(100,418)